Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Net Income per Share (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net Income Loss Available To Common Stockholders Diluted [Abstract]
Net income attributable to Baidu, Inc.	$ 1,737,609	10,518,966	10,456,028	6,638,637
Adjustments to the carrying amount of redeemable noncontrolling interests	(5,253)	(31,799)	(22,143)	0
Numerator for EPS computation	$ 1,732,356	10,487,167	10,433,885	6,638,637